Calvert

Conservative Allocation Fund

December 31, 2019

Schedule of Investments (Unaudited)

Mutual Funds(1) — 94.5%

Security	Shares	Value
Equity Mutual Funds — 37.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	121,697	$3,422,117
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	93,562	2,300,691
Calvert US Large-Cap Core Responsible Index Fund, Class R6	792,066	21,789,733
Calvert US Large-Cap Growth Responsible Index Fund, Class I	256,481	8,312,541
Calvert US Large-Cap Value Responsible Index Fund, Class I	745,907	18,625,298
Calvert US Mid-Cap Core Responsible Index Fund, Class I	40,672	1,168,507
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	73,531	4,733,165
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	264,816	2,910,333
Calvert Emerging Markets Equity Fund, Class R6	291,103	5,199,092
Calvert International Equity Fund, Class R6	357,517	7,600,813
Calvert International Opportunities Fund, Class R6	407,316	7,189,132
Calvert Mid-Cap Fund, Class I	42,038	1,757,601

		$85,009,023

Fixed-Income Mutual Funds — 57.2%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	1,264,439	$19,105,672
Calvert Floating-Rate Advantage Fund, Class R6	1,571,351	15,399,242
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,072,546	67,115,559
The Calvert Fund:
Calvert Short Duration Income Fund, Class R6	413,464	6,718,785
Calvert Ultra-Short Duration Income Fund, Class R6	2,235,221	22,307,511

		$130,646,769

Total Mutual Funds (identified cost $201,771,562)		$215,655,792

U.S. Treasury Obligations — 5.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 4/15/23(2)	$3,360	$3,412,047
0.75%, 2/15/45(2)	3,187	3,307,430
0.875%, 1/15/29(2)(3)	5,426	5,763,478

Total U.S. Treasury Obligations (identified cost $12,034,985)		$12,482,955

Security	Value
Total Investments (identified cost $213,806,547) — 100.0%	$228,138,747

Other Assets, Less Liabilities — 0.0%(4)	$78,666

Net Assets — 100.0%	$228,217,413

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Affiliated fund.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)	Security (or portion thereof) has been pledged to cover margin requirements on open futures contracts.

(4)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	186	Long	3/31/20	$40,083,000	$(35,271)
U.S. 5-Year Treasury Note	73	Long	3/31/20	8,658,484	(39,330)
U.S. 10-Year Treasury Note	47	Long	3/20/20	6,035,828	(62,529)
U.S. Ultra 10-Year Treasury Note	38	Long	3/20/20	5,346,719	(78,412)
U.S. Ultra-Long Treasury Bond	17	Long	3/20/20	3,088,156	(120,086)

					$(335,628)

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $335,628.

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $215,655,792, which represents 94.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
Bond Fund, Class R6	$65,755,067	$2,203,196	$—	$—	$(842,704)	$67,115,559	$434,336	$600,861	4,072,546
Emerging Markets Advancement Fund, Class I	—	2,817,685	—	—	92,648	2,910,333	—	8,435	264,816
Emerging Markets Equity Fund, Class R6	5,944,697	388,984	(1,674,250)	6,854	532,807	5,199,092	38,984	—	291,103
Equity Fund, Class R6	—	4,584,619	—	—	148,546	4,733,165	14,722	111,897	73,531
Flexible Bond Fund, Class R6	18,508,464	509,568	—	—	87,640	19,105,672	145,568	—	1,264,439
Floating-Rate Advantage Fund, Class R6	14,706,589	563,719	—	—	128,934	15,399,242	182,736	—	1,571,351

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
International Equity Fund, Class R6	$6,077,200	$924,870	$—	$—	$598,743	$7,600,813	$94,870	$—	357,517
International Opportunities Fund, Class R6	6,600,283	99,861	(247,000)	8,134	727,854	7,189,132	99,861	—	407,316
International Responsible Index Fund, Class R6	2,255,256	39,514	(137,000)	7,095	135,826	2,300,691	39,514	—	93,562
Mid-Cap Fund, Class I	1,626,757	106,681	—	—	24,163	1,757,601	3,614	73,067	42,038
Short Duration Income Fund, Class R6	6,518,473	196,170	—	—	4,142	6,718,785	47,169	—	413,464
Small-Cap Fund, Class R6	3,311,467	47,430	(12,000)	187	75,033	3,422,117	8,291	39,139	121,697
Ultra-Short Duration Income Fund, Class R6	22,011,207	11,470,744	(11,174,441)	1,077	(1,076)	22,307,511	138,830	—	2,235,221
US Large-Cap Core Responsible Index Fund, Class R6	25,452,806	252,836	(5,737,000)	591,550	1,229,541	21,789,733	252,836	—	792,066
US Large-Cap Growth Responsible Index Fund, Class I	8,651,072	134,055	(1,152,000)	329,837	349,577	8,312,541	60,370	73,685	256,481
US Large-Cap Value Responsible Index Fund, Class I	12,478,256	5,275,505	—	—	871,537	18,625,298	286,521	107,984	745,907
US Mid-Cap Core Responsible Index Fund, Class I	1,080,209	21,222	(1,000)	37	68,039	1,168,507	10,569	10,653	40,672

Totals				$944,771	$4,231,250	$215,655,792	$1,858,791	$1,025,721

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$215,655,792	$—	$—	$215,655,792
U.S. Treasury Obligations	—	12,482,955	—	12,482,955
Total Investments	$215,655,792	$12,482,955	$—	$228,138,747

Liability Description
Futures Contracts	$(335,628)	$—	$—	$(335,628)
Total	$(335,628)	$—	$—	$(335,628)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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